Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 23,904,128	$ 12,828	$ 53,346
Other receivables	86,833	38,418	85,000
Deferred offering costs		784,177
Prepaid expenses	133,694	15,689	14,279
Total current assets	24,124,655	851,112	152,625
Equipment, net			1,447
Total assets	24,124,655	851,112	154,072
Current liabilities:
Convertible notes payable		11,907,198	10,158,505
Accounts payable	682,187	434,244	15,582
Accrued expenses	1,236,171	589,532	102,029
Total current liabilities	1,918,358	12,930,974	10,276,116
Total liabilities	1,918,358	12,930,974	10,276,116
Commitments
Series A redeemable convertible preferred stock,		5,880,037	5,439,833
Shareholders' equity (deficit):
Preferred stock,
Common stock,	77,076	1,556	1,556
Additional paid-in-capital	52,744,017	0
Accumulated deficit	(30,614,796)	(17,961,455)	(15,563,433)
Total shareholders' equity (deficit)	22,206,297	(17,959,899)	(15,561,877)
Total liabilities and shareholders' equity (deficit)	$ 24,124,655	$ 851,112	$ 154,072